[PAX WORLD HIGH YIELD FUND LOGO]




                       Supplement dated December 22, 2000
                                     to the
                        Prospectus dated October 8, 1999


                         PAX WORLD HIGH YIELD FUND, INC.

                          A Diversified High-Yield Fund

                   222 State Street, Portsmouth, NH 03801-3853
                For shareholder account information: 800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                              603-431-8022
                         Website: http://www.paxfund.com

      The following information supplements and supersedes any contrary information contained in the Prospectus of the Pax World High Yield Fund, Inc. (the "Fund") dated October 8, 1999, and together with such Prospectus, sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in an Amendment dated the date hereof which supplements and supersedes any contrary information contained in the Statement of Additional Information of the Fund dated October 8, 1999, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address, telephone number or website noted above. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other reports and information regarding the Fund which have been filed electronically with the Securities and Exchange Commission.

                              RISK / RETURN SUMMARY

      The information set forth in the bar chart and table below provides some indication of the risks of investing in the Fund by showing how the Fund's returns for the periods 10-8-99 (the date operations commenced) to 12-31-99 and 10-8-99 (the date operations commenced) to 9-30-00 compare with the Merrill Lynch High Yield Master II Index, a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                            [RISK / RETURN BAR CHART]

                      -2.46%*                       -0.17%*

                10-8-99 to 12-31-99            10-8-99 to 9-30-00
                    (cumulative)                  (cumulative)


HIGHEST & LOWEST RETURN QUARTER - SINCE INCEPTION TO 9-30-00*

2nd quarter 2000:       1.70%
1st quarter 2000:      -0.93%


RISK/RETURN TABLE*

                        PAX WORLD HIGH YIELD FUND*     MERRILL LYNCH HIGH YIELD
                                                            MASTER II INDEX

   10-8-99 to 12-31-99
      (cumulative)               -2.46%                           1.58%

   10-8-99 to 9-30-00
      (cumulative)               -0.17%                           1.22%

*Total return for the periods 10-8-99 (the date operations commenced) to 12-31-99 and 10-8-99 (the date operations commenced) to 9-30-00 is not annualized. Shares of the Fund that are redeemed within six (6) months of purchase are subject to a one percent (1.0%) contingent deferred sales charge that is not reflected in the above bar chart and tables. The returns shown in the above bar chart and tables would be less if such contingent deferred sales charges were included.

                        RISK / RETURN SUMMARY: FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

      SHAREHOLDER FEES (fees paid directly from your investment)(1):
            Maximum Sales Charge (Load) Imposed on Purchases
                     (as a percentage of offering price)...................0%
            Maximum Deferred Sales Charge (Load)
                     (as a percentage of original purchase price or
                     redemption proceeds, as applicable)(2)..............1.0%
            Maximum Sales Charge (Load) Imposed on
                     Reinvested Dividends and Other Distributions
                     (as a percentage of offering price)...................0%
            Redemption Fees (as a percentage of amount redeemed,
                     if applicable)........................................0%
            Exchange Fees (as a percentage of average net assets)..........0%

      FUND NET OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
        (expenses that are deducted from Fund assets)(3)(4):

                                                                    Period October 8, 1999
                                                                     (the date operations
                                                   Six Months Ended      commenced) to
                                                   June 30, 2000(4)   December 31, 1999(4)
      Management Fee......................................0.00%               0.00%
      Distribution and/or Service (12b-1) Fees............0.25%               0.25%
      Other Expenses......................................0.66%               1.76%
               Total Fund Net Operating Expenses (3)......0.91%               2.01%

      (1) Pursuant to the rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis.

      (2) In general, the Fund imposes a contingent deferred sales charge of one percent (1%) for shares redeemed within six (6) months of purchase. In some cases, however, sales are not subject to a contingent deferred sales charge, as more fully described in the Fund's Prospectus and Statement of Additional Information.

      (3)  Total expenses, net of expenses assumed by the Adviser.

      (4) The percentages set forth below have been annualized for the period commencing on October 8, 1999 (the date operations commenced) and ending on December 31, 1999 and the six-month period ended June 30, 2000.

      The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. "Other Expenses" include operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees, and is based on amounts incurred for the year ended December 31, 1999 and the six-month period ended June 30, 2000, respectively.

EXAMPLE

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                     $150        $466        $803       $1,754

      As noted in the table above, the Fund does not charge sales fees (loads) on reinvested dividends and other distributions and, therefore, the foregoing example does not reflect sales charges (loads) on reinvested dividends and other distributions.

      THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

      The following Financial Highlights Table is intended to help you understand the Fund's financial performance for the period October 8, 1999 (the date operations commenced) to December 31, 1999 and for the six months ended June 30, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information relating to the period October 8, 1999 (the date operations commenced) to December 31, 1999 has been audited by Pannell Kerr Forster PC, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

      The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING)

                                                          Six Months        Period October 8, 1999
                                                             Ended           (the date operations
                                                         June 30, 2000           commenced) to
                                                          (Unaudited)         December 31, 1999
                                                         --------------     ----------------------
Net asset value, beginning of period.................        $9.67                  $10.00
                                                             -----                  ------
Income from investment operations
         Investment income - net.....................         .418                    .093

         Net realized and unrealized (loss)
               on investments........................        (.350)                  (.330)
                                                             -----                  ------

         Total from investment operations............         .068                   (.237)
                                                             -----                  ------
Less distributions
         Dividends from investment income, net.......         .418                    .093
                                                             -----                   -----


                                                          Six Months        Period October 8, 1999
                                                             Ended           (the date operations
                                                         June 30, 2000           commenced) to
                                                          (Unaudited)         December 31, 1999
                                                         --------------     ----------------------

Net asset value, end of period.......................        $9.32                   $9.67
                                                             -----                   -----

2.  TOTAL RETURN.....................................          .75%                  (2.46)%

3.  RATIOS AND SUPPLEMENTAL DATA

         Ratio of total expenses to average
               net assets (A)(B).....................          .91%                   2.01%

         Ratio of investment income - net to
               average net assets (A)................         9.13%                   6.40%

         Portfolio turnover rate.....................        37.16%                   7.10%

         Net assets, end of period ('000s)...........       $8,042                  $2,914

         Number of capital shares outstanding,
               end of period ('000s).................          862                     301

         (A) These ratios have been annualized for the six months ended June 30, 2000 and the period ended December 31, 1999.

         (B) This ratio is based upon total expenses, including the gross amount of custodian fees (before being reduced pursuant to an expense offset arrangement), net of expenses assumed by the Adviser.

                                    ADVISER

      Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. As of December 31, 1999, the Adviser had over $1,130,000,000 in assets under management by virtue of serving as the adviser to Pax World Balanced Fund, Inc. ("Pax World Balanced Fund"), Pax World Growth Fund, Inc. ("Pax World Growth Fund"), the Fund and Pax World Money Market Fund, Inc., a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund (the "Pax World Money Market Fund"). The Adviser has no clients other than the Pax World Balanced Fund, the Pax World Growth Fund, the Fund and the Pax World Money Market Fund, but may undertake to advise other clients in the future.

      The aggregate fees incurred by the Fund and payable to the Adviser for the most recent fiscal year and the period from January 1, 2000 to September 30, 2000 was $2,083 and $43,041, respectively, although all of such fees were assumed by the Adviser.

      The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. The Adviser was required to supply and assume a total of $23,310 for such services for the most recent fiscal year and $213,740 for such services for the period from January 1, 2000 to September 30, 2000.

                                  DISTRIBUTION

      The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees for the sale and distribution of the Fund's shares and for services provided to the Fund's shareholders. Amounts incurred by the Fund under the plan for clerical, advertising, printing, postage and sales expenses (travel, telephone and sales literature) (i) for the most recent fiscal year totaled approximately $14,273, of which $10,154 was assumed by the Adviser leaving a net of $4,119 which was paid by the Fund, and (ii) for the period from January 1, 2000 to September 30, 2000 totaled approximately $69,207, of which $52,006 was assumed by the Adviser leaving a net of $17,201 which was paid by the Fund.

                                SHAREHOLDER GUIDE

HOW TO EXCHANGE YOUR SHARES

      As a shareholder of the Fund, you have an exchange privilege with the Pax World Balanced Fund, the Pax World Growth Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. No sales charge, other than the contingent deferred sales change imposed by the Fund with respect to shares of the Fund sold within six months of purchase in exchange of shares of the Pax World Money Market Fund, will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made. It is contemplated that this exchange privilege will be applicable to each new Pax World mutual fund.

                        [PAX WORLD HIGH YIELD FUND LOGO]







                       Supplement dated December 22, 2000
                                     to the
            Statement of Additional Information dated October 8, 1999



                         PAX WORLD HIGH YIELD FUND, INC.

                          A Diversified High-Yield Fund

                   222 State Street, Portsmouth, NH 03801-3853
                For shareholder account information: 800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                              603-431-8022
                         Website: http://www.paxfund.com

      The following information supplements and supersedes any contrary information contained in the Statement of Additional Information of the Pax World High Yield Fund, Inc. (the "Fund") dated October 8, 1999, is not a prospectus, and should be read in conjunction with the Fund's Prospectus dated October 8, 1999, as amended, to which it relates, a copy of which may be obtained by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 1-800-767-1729, visiting the Fund's web site at http://www.paxfund.com or visiting the Securities and Exchange Commission's web site at http://www.sec.gov for such purpose.

                             MANAGEMENT OF THE FUND

      The following table reflects the name and address, position held with the Fund and principal occupation during the past five (5) years for those persons who are the officers and directors of the Fund.

-------------------------------------------------------------------------------------------------------------------
      Name, Address and Age              Position with the Fund     Principal Occupation During the Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.                     Director (since 1999)     Mr. Doerge has been a private investor since
867 Remsen Lane                                                   1995.  Prior to that, Mr. Doerge was an
Oyster Bay, NY 11771***;  (62)                                    Executive Vice President and Managing Director
                                                                  of Smith Barney for approximately twenty-four
                                                                  years.  Mr. Doerge is also a member of the Board
                                                                  of Directors of Pax World Balanced Fund, Inc.
                                                                  (1998-present),  Pax World Growth Fund, Inc.
                                                                  (1997-present) and the Fund (1999-present).
-------------------------------------------------------------------------------------------------------------------
Thomas W. Grant                         President; Director       Mr. Grant is the Vice Chairman of the Board and
14 Wall Street                          (since 1999)              President of Pax World Balanced Fund, Inc.
New York, NY 10005*/**;  (59)                                     (1996-present), as well as the President of Pax
                                                                  World Growth Fund, Inc. (1997-present), the Fund
                                                                  (1999-present), Pax World Money Market Fund,
                                                                  Inc. (1998-present), Pax World Management Corp.
                                                                  (1996-present), and H. G. Wellington & Co.,
                                                                  Inc.  (1992-present).  Mr. Grant has been
                                                                  associated with H. G. Wellington & Co., Inc.
                                                                  since 1991 and served previously with the firm
                                                                  of Fahnestock & Co. for twenty-six years as a
                                                                  partner, managing director and senior officer.
                                                                  His duties encompassed branch office management,
                                                                  corporate finance, syndications and municipal
                                                                  and corporate bonds.  Mr. Grant is a graduate of
                                                                  the University of North Carolina (BA).  Mr.
                                                                  Grant is also a member of the Board of Directors
                                                                  of Pax World Balanced Fund, Inc. (1996-present),
                                                                  Pax World Growth Fund, Inc. (1997-present) and
                                                                  the Fund.
-------------------------------------------------------------------------------------------------------------------
Anita D. Green                          Assistant Treasurer       Ms. Green is the Director of Social Research
c/o Pax World Management Corp.          (since 1999)              (1996-present).  Ms. Green is also a
222 State Street                                                  Co-Treasurer of Pax World Management Corp.
Portsmouth, NH  03801-3853;  (35)                                 (1998-present) and Pax World Balanced Fund, Inc.
                                                                  (1998-present) and an Assistant Treasurer of Pax
                                                                  World Growth Fund, Inc. (1997-present) and the
                                                                  Fund (1999-present).  From 1990 to 2000, Ms.
                                                                  Green was the  Manager - Shareholder Services
                                                                  for the Pax World Fund Family and Pax World
                                                                  Management Corp..
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
           Name and Address              Position with the Fund     Principal Occupation During the Past 5 Years
-------------------------------------------------------------------------------------------------------------------
John L. Kidde                           Director (since 1999)     Mr. Kidde is the President of KDM Development
c/o KDM Development Corporation                                   Corporation (1988-present).  Mr. Kidde is also a
209 Cooper Avenue, Suite 5-D                                      member of the Board of Directors of Pax World
Upper Montclair, NJ 07043; (66)                                   Growth Fund, Inc. (1997-present) and the Fund
                                                                  (1999-present).
-------------------------------------------------------------------------------------------------------------------
James M. Large, Jr.                     Director (since 1999)     Mr. Large is the Chairman Emeritus of  Dime
c/o Dime Bancorp, Inc.                                            Bancorp, Inc. (1998-present).  Prior to that,
589 Fifth Avenue                                                  Mr. Large was the Chairman (1995-1997) and Chief
New York, NY 10017***; (68)                                       Executive Officer (1995-1996) of Dime Bancorp,
                                                                  Inc. and the Chairman and Chief Executive
                                                                  Officer of Anchor Savings Bank / Anchor Bancorp
                                                                  (1989-1995).  Mr. Large is also a member of the
                                                                  Board of Directors of the Fund (1999-present).
-------------------------------------------------------------------------------------------------------------------
James M. Shadek                         Treasurer (since 1999)    Mr. Shadek is the Treasurer of Pax World Growth
14 Wall Street                                                    Fund, Inc. (1997-present) and the Fund
New York, NY 10005*; (48)                                         (1999-present), a Senior Vice President for
                                                                  Social Research of Pax World Management Corp.
                                                                  (1996-present) and an Account Executive with H.
                                                                  G. Wellington & Co., Inc. (1986-present).  Mr.
                                                                  Shadek, together with members of his family,
                                                                  owns all of the outstanding shares of capital
                                                                  stock of Pax World Management Corp. and a 26.67%
                                                                  interest in H. G. Wellington & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
Laurence A. Shadek                      Chairman of the Board     Mr. Shadek is the Chairman of the Board of
14 Wall Street                          of Directors (since       Directors of Pax World Balanced Fund, Inc.
New York, NY 10005*/**;  (51)           1999)                     (1996-present), Pax World Growth Fund, Inc.
                                                                  (1997-present) and the Fund (1999-present), an
                                                                  Executive Vice President of Pax World Money
                                                                  Market Fund (1998-present), the Chairman of the
                                                                  Board of Pax World Management Corp.
                                                                  (1996-present), and an Executive Vice-President
                                                                  of H. G. Wellington & Co., Inc. (1986-present).
                                                                  Mr. Shadek, together with members of his family,
                                                                  owns all of the outstanding shares of capital
                                                                  stock of Pax World Management Corp. and a 26.67%
                                                                  interest in H. G. Wellington & Co., Inc. Mr.
                                                                  Shadek has been associated with H. G. Wellington
                                                                  & Co., Inc. since March 1986 and was previously
                                                                  associated with Stillman, Maynard & Co., where he
                                                                  was a general partner. Mr. Shadek's investment
                                                                  experience includes twelve years as a limited
                                                                  partner and Account Executive with the firm Moore
                                                                  & Schley. Mr. Shadek is a graduate of Franklin &
                                                                  Marshall College (BA) and New York University,
                                                                  School of Graduate Business Administration (MBA).
                                                                  Mr. Shadek is also a member of the Board of
                                                                  Directors of Pax World Balanced Fund, Inc.
                                                                  (1996-present), Pax World Growth Fund, Inc.
                                                                  (1997-present), and the Fund (1999-present).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
           Name and Address              Position with the Fund     Principal Occupation During the Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates                     Assistant Treasurer       Ms. Spates serves as the Operations Manager for
c/o Pax World Management Corp.          (since 1999)              the Pax World Fund Family and Pax World
222 State Street                                                  Management Corp. (1992-present).  Ms. Spates is
Portsmouth, NH  03801-3853; (30)                                  also a Co-Treasurer of Pax World Management
                                                                  Corp. (1998-present) and Pax World Balanced
                                                                  Fund, Inc. (1998-present) and an Assistant
                                                                  Treasurer of Pax World Growth Fund, Inc.
                                                                  (1997-present) and the Fund (1999-present).
-------------------------------------------------------------------------------------------------------------------
Lee D. Unterman                         Secretary (since 1999)    Mr. Unterman serves as the Secretary of Pax
c/o Kurzman Karelsen & Frank, LLP                                 World Balanced Fund, Inc. (1997-present), Pax
230 Park Avenue                                                   World Growth Fund, Inc. (1997-present) and the
New York, NY  10169; (50)                                         Fund (1999-present).  Mr. Unterman is a partner
                                                                  with the law firm of Kurzman Karelsen & Frank,
                                                                  LLP (2000-present) and was a partner at the law
                                                                  firms of Bresler, Goodman & Unterman, LLP
                                                                  (1997-2000) and Broudy & Jacobson (1988-1997).
-------------------------------------------------------------------------------------------------------------------
Esther J. Walls                         Director (since 1999)     Ms. Walls is director of Pax World Balance Fund,
Apartment 29-J                                                    Inc. (1981-present) and the Fund
160 West End Avenue                                               (1999-present).  In addition, Ms. Walls was
New York, NY 10023; (74)                                          Associate Director of Libraries, State
                                                                  University of New York, Stony Brook, Long
                                                                  Island, NY (1974-1990).
-------------------------------------------------------------------------------------------------------------------

* Designates an "Interested" officer or director, as defined in the Investment Company Act, by reason of his or her affiliation with Pax World Management Corp.
** Designates a member of the Investment Committee. The Investment Committee has the responsibility of overseeing the investments of the Fund.
*** Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance.

      To the knowledge of the Fund, no person owns beneficially five percent (5%) or more of the outstanding Common Stock of the Fund (except the Fund's adviser, Pax World Management Corp. (the "Adviser") which owned 44.76% of the issued and outstanding shares of the Common Stock of the Fund as of December 5,
2000). To the knowledge of the Fund, all officers and directors of the Fund as a group owned less than one percent (1%) of the outstanding Common Stock of the Fund as of November 30, 2000.

                               COMPENSATION TABLE

-------------------------------------------------------------------------------------------------------------------
    Name of Person,            Aggregate             Pension or          Estimated Annual      Total Compensation
       Position            Compensation from     Retirement Benefits       Benefits upon       from Fund and Fund
                          Fund (estimated for    Accrued As Part of         Retirement           Complex Paid to
                          the period from the       Fund Expenses                             Directors (estimated
                          date hereof through                                                  for the period from
                               12/31/00)                                                         the date hereof
                                                                                                through 12/31/00)
-------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.,
Director                        $3,000                  -----                  -----               $16,000 (3)
-------------------------------------------------------------------------------------------------------------------
Thomas W. Grant,
President and Director          $1,200                  -----                  -----               $5,300 (3)
-------------------------------------------------------------------------------------------------------------------
Anita D. Green,
Assistant Treasurer              -----                  -----                  -----                  -----
-------------------------------------------------------------------------------------------------------------------
John L. Kidde,
Director                        $4,000                  -----                  -----               $9,000 (2)
-------------------------------------------------------------------------------------------------------------------
James M. Large, Jr.,
Director                        $4,000                  -----                  -----               $4,000 (1)
-------------------------------------------------------------------------------------------------------------------
James M. Shadek,
Treasurer                        -----                  -----                  -----                  -----
-------------------------------------------------------------------------------------------------------------------
Laurence A. Shadek,
Chairman of the Board
and Director                    $1,200                  -----                  -----               $5,300 (3)
-------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates,
Assistant Treasurer              -----                  -----                  -----                  -----
-------------------------------------------------------------------------------------------------------------------
Lee D. Unterman,
Secretary                        -----                  -----                  -----                  -----
-------------------------------------------------------------------------------------------------------------------
Esther J. Walls,
Director                        $4,000                  -----                  -----               $10,000 (2)
-------------------------------------------------------------------------------------------------------------------

      The information set forth in the table, above, represents actual amounts for the period commencing on January 1, 2000 up to but not including the date hereof, and estimated amounts for the period commencing on the date hereof and ending on December 31, 2000 with respect to Pax World Balanced Fund, Inc. (the "Pax World Balanced Fund"), Pax World Growth Fund, Inc. (the "Pax World Growth Fund"), the Fund and Pax World Money Market Fund, Inc., a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund (the "Pax World Money Market Fund"). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund Complex as the Fund, because, among other things, they have a common investment adviser or sub-adviser.

      Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 for affiliated directors and $1,000.00 for unaffiliated directors. In addition, the Fund pays $500.00 to each member of the Audit Committee for attendance at each meeting of the Audit Committee, plus reimbursement for travel expenses incurred in connection with attending such meetings. Other than the foregoing amounts, none of the members of the Board of Directors of the Fund receives compensation from the Fund for services performed as members of the Board of Directors of the Fund. Director's fees paid by the Fund in 2000 (actual amounts from January 1, 2000 up to but not including the date hereof and estimated amounts from the date hereof to December 31, 2000) and travel expenses reimbursed by the Fund in 2000 (actual amounts from January 1, 2000 up to but not including the date hereof and estimated amounts from the date hereof to December 31, 2000) to members of the Board of Directors of the Fund aggregated approximately $17,900 and $20, respectively.

                     INVESTMENT ADVISORY AND OTHER SERVICES

      Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. Pursuant to the terms of an Advisory Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. As of December 31, 1999, the Adviser had over $1,130,000,000 in assets under management by virtue of serving as the adviser to the Pax World Balanced Fund, the Pax World Growth Fund, the Fund and the Pax World Money Market Fund. The Adviser has no clients other than the Pax World Balanced Fund, the Pax World Growth Fund, the Fund and the Pax World Money Market Fund, but may undertake to advise other clients in the future.

      The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. The Adviser was required to supply and assume a total of $23,310 for such services for the most recent fiscal year and $213,740 for such services for the period from January 1, 2000 to September 30, 2000.

      The Advisory Agreement was adopted on June 15, 1999 and approved on June 8, 2000 by the Board of Directors of the Fund, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act.

      The approximate amount of the advisory fees of the Fund for the period commencing on October 8, 1999 (the date operations commenced) and ending on December 31, 1999 were $2,083 and for the period commencing on January 1, 2000 and ending on September 30, 2000 were $43,041.

                                  DISTRIBUTION

      The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act pursuant to which the Fund incurs the expenses of distributing the Fund's shares. The Plan was adopted on June 15, 1999 and approved on June 8, 2000 by the Board of Directors of the Fund, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"), at a meeting called for the purpose of voting on such Plan. During the most recent fiscal year, amounts paid by the Fund under the Plan for clerical, advertising, printing, postage and sales expenses (travel, telephone and sales literature) totaled $14,273: advertising - $2,263; printing and postage - $0; and sales and related expenses - $12,010; and for the period from January 1, 2000 to September 30, 2000, amounts paid by the Fund under the Plan for such expenses totaled $69,207: advertising - $14,141; printing and postage - $4,083; and sales and related expenses - $50,983.

      Pursuant to the Plan, the Fund has entered into a Distribution Agreement (the "Distribution Agreement") with H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"). Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchaser of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal. The Distribution Agreement was adopted on June 15, 1999, and approved on June 8, 2000 by the Board of Directors of the Fund, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on such agreement.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Adviser is responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor and its affiliates. For the period commencing on October 8, 1999 (the date operations commenced) and ending on December 31, 1999, brokerage commissions amounted to approximately $9,412; for the period commencing on January 1, 2000 and ending on September 30, 2000, brokerage commissions amounted to approximately $43,182.

      All of the issued and outstanding shares of capital stock of the Adviser are currently owned by Mr. Laurence A. Shadek and his three siblings, Messrs. Thomas F. Shadek and James M. Shadek and Ms. Katherine Shadek Boyle. In addition, the Shadek family has a twenty-six and sixty-seven one hundredths percent (26.67%) ownership interest in the Distributor which is a brokerage firm that the Fund may utilize to execute security transactions. Brokerage commissions paid by the Fund to the Distributor for the period commencing on October 8, 1999 (the date operations commenced) and ending on December 31, 1999 totaled $1,044 (11.10% of the total commissions for such period); and brokerage commissions paid by the Fund to the Distributor for the period commencing on January 1, 2000 and ending on September 30, 2000 totaled $2,420 (5.60% of the total commissions for such period).

                              PURCHASE AND EXCHANGE
                                 OF FUND SHARES

EXCHANGE OF SHARES

      As a shareholder of the Fund, you may exchange your shares of the Fund for shares of the Pax World Balanced Fund, the Pax World Growth Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. No sales charge, other than the contingent deferred sales change imposed by the Pax World High Yield Fund with respect to shares of the Pax World High Yield Fund sold within six months of purchase in exchange of shares of the Pax World Money Market Fund, will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made. It is contemplated that this exchange privilege will be applicable to each new Pax World mutual fund.

                                             Schedule of Investments (Unaudited)
                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


PERCENT OF NET ASSETS,                                     NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                       OF SHARES          VALUE

  PREFERRED STOCKS AND WARRANTS: 13.2%

HEALTH CARE: 3.3%
  Health Care Property Investors, Inc.
    8.60% Preferred Series C ..........................    14,000     $  268,625
                                                                      ----------
INDUSTRIAL: 1.0%
  Federal-Mogul Financing Trust 7.00%
    Convertible Preferred .............................     3,500         80,500
                                                                      ----------
LODGING/LEISURE: 2.2%
  Host Marriott Corp. 10.00% Preferred
    Class B ...........................................     4,000         88,000
  Host Marriott Corp. Financial Trust
    6.75% Convertible Preferred .......................     2,700         89,775
                                                                      ----------
                                                                         177,775
                                                                      ----------
REAL ESTATE: 1.6%
  Equity Residential Properties Trust
    Preferred Sh. Ben. Interest
    Series F 9.65% ....................................     5,300        126,041
                                                                      ----------
TECHNOLOGY: 0.1%
  Metricom, Inc. Warrants expiring
    2/15/2010 .........................................       100          2,000
                                                                      ----------
TELECOMMUNICATIONS: 5.0%
  IXC Communications, Inc.
    Series B 12.50% Preferred .........................       400        405,000
                                                                      ----------

TOTAL PREFERRED STOCKS AND WARRANTS ...................                1,059,941
                                                                      ----------
  CORPORATE BONDS: 83.7%
                                                        PRINCIPAL
                                                           AMOUNT
APPAREL/TEXTILES: 3.0%
  St. John Knits Int'l Senior Subordinated
    Note, 12.50%, due July 1, 2009 ....................  $250,000        239,375
                                                                      ----------
BROADCASTING/SATELLITE: 4.8%
  EchoStar DBS Corp. Senior Note,
    9.375%, due February 1, 2009 ......................   400,000        386,000
                                                                      ----------

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


PERCENT OF NET ASSETS,                                  PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                          AMOUNT          VALUE

  CORPORATE BONDS, continued

CABLE: 13.0%
  Callahan Nordrhein Westfalen Senior
    Note 144, 14.00%, due July 15, 2010 ...............  $250,000     $  250,000
  Century Communications Corp. Senior
    Note, 8.75%, due October 1, 2007 ..................   305,000        278,313
  Charter Communications Holding LLC
    Senior Note, 8.625%,
    due April 1, 2009 .................................   100,000         88,375
  Telewest Communications, Inc
    Senior Note 144A, 0/9.25%,
    due April 15, 2009 ................................   390,000        211,575
  United Pan Europe Communications
    Senior Note, 10.875%,
    due August 1, 2009 ................................   250,000        218,750
                                                                      ----------
                                                                       1,047,013
                                                                      ----------
CONSUMER PRODUCTS: 5.0%
  Sbarro, Inc. Senior Note, 11.00%, due
    September 15, 2009 ................................   150,000        154,125
  Windmere Durable Holdings, Inc. Senior
    Note, 10.00%, due July 31, 2008 ...................   250,000        246,250
                                                                      ----------
                                                                         400,375
                                                                      ----------

ENERGY: 1.3%
  Veritas DGC, Inc. Senior Note, 9.75%,
    due October 15, 2003 ..............................   100,000        101,500
                                                                      ----------
FINANCIAL: 3.0%
  Americredit Corp. Senior Subordinated
    Note, 9.875%, due April 15, 2006 ..................   250,000        243,750
                                                                      ----------
FOOD/BEVERAGE: 3.3%
  International Home Foods, Inc. Senior
    Subordinated Note, 10.375%, due
    November 1, 2006 ..................................   250,000        267,500
                                                                      ----------
HEALTH CARE: 4.0%
  Dynacare, Inc. 10.75%,
    due January 15, 2006 ..............................   180,000        166,500

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


PERCENT OF NET ASSETS,                                  PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                          AMOUNT          VALUE

  CORPORATE BONDS, continued

HEALTH CARE, continued
  Invitrogen Corp. Convertible
    Subordinated Note 144A, 5.50%,
    due March 1, 2007 .................................  $150,000     $  158,625
                                                                      ----------
                                                                         325,125
                                                                      ----------
INDUSTRIAL: 8.1%
  Federal-Mogul Corp. Note,
    7.375%, due January 15, 2006 ......................   100,000         72,801
  Interface, Inc. Senior Subordinated
    Note Series B, 9.50%, due
    November 15, 2005 .................................   250,000        218,750
  Mail Well, Inc. Subordinated Notes
    Convertible, 5.00%,
    due November 1, 2002 ..............................   300,000        249,555
  Russell Stanley Holdings, Inc. ......................
    Subordinated Note Series B, 10.875%,
    due February 15, 2009 .............................   200,000        108,000
                                                                      ----------
                                                                         649,106
                                                                      ----------
MEDICAL DEVICES/PHARMACEUTICALS: 1.0%
  King Pharmaceuticals, Inc. Senior
    Subordinated Note, 10.75%, due
    February 15, 2009 .................................    80,000         82,800
                                                                      ----------
REAL ESTATE: 5.4%
  Sunrise Assisted Convertible, 5.50%,
    due June 15, 2002 .................................   500,000        431,875
                                                                      ----------
RETAIL: 5.3%
  Finlay Fine Jewelry Corp. Senior Note,
    8.375%, due May 1, 2008 ...........................   125,000        111,875
  Musicland Group, Inc. Senior
    Subordinated Note, 9.00%,
    due June 15, 2003 .................................   250,000        228,750
  Musicland Group, Inc. Senior
    Subordinated Note, 9.875%,
    due March 15, 2008 ................................   100,000         82,500
                                                                      ----------
                                                                         423,125
                                                                      ----------

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


PERCENT OF NET ASSETS,                                  PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                          AMOUNT          VALUE

  CORPORATE BONDS, continued

SERVICES/DISTRIBUTORS: 3.1%
  Ingram Micro, Inc. Subordinated
    Debenture Convertible, 0/5.375%,
    due June 9, 2018 ..................................  $400,000     $  150,000
  Nationsrent, Inc. Senior Subordinated
    Note, 10.375%, due December 15, 2008 ..............   150,000         96,750
                                                                      ----------
                                                                         246,750
                                                                      ----------
TECHNOLOGY: 5.9%
  Apple Computer, Inc. Note, 6.50%,
    due February 15, 2004 .............................   100,000         91,500
  Covad Communications Group, Inc. ....................
    Senior Note Series B, 12.00%, due
    February 15, 2010 .................................   150,000        117,750
  Globix Corp. Senior Note, 12.50%,
    due February 1, 2010 ..............................   100,000         82,500
  Metricom, Inc. Senior Note, 13.00%,
    due February 15, 2010 .............................   100,000         69,000
  PSINet, Inc. Senior Note Series B,
    10.00%, due February 15, 2005 .....................   125,000        115,625
                                                                      ----------
                                                                         476,375
                                                                      ----------
TELECOMMUNICATIONS: 15.1%
  Clearnet Communications, Inc. Senior
    Discount Note, 0/14.75%, due
    December 15, 2005 .................................   250,000        259,375
  Intermedia Communications, Inc. Senior
    Discount Note Series B, 0/11.25%,
    due July 15, 2007 .................................   250,000        197,500
  McLeodUSA, Inc. Senior Note, 9.25%,
    due July 15, 2007 .................................   250,000        242,500
  Microcell Telecommunications Senior Note
    Series B, 0/14.00%, due June 1, 2006 ..............   250,000        231,875
  Microcell Telecommunications Senior
    Discount Note, 0/12.00%, due
    June 1, 2009 ......................................   250,000        165,625
  Nextel Communications, Inc. Senior
    Serial Note 144A, 9.375%, due
    November 15, 2009 .................................   125,000        120,000
                                                                      ----------
                                                                       1,216,875
                                                                      ----------

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


PERCENT OF NET ASSETS,                                  PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                          AMOUNT          VALUE

  CORPORATE BONDS, continued

UTILITIES: 2.4%
  Azurix Corp. Senior Note 144A,
    10.75%, due February 15, 2010 .....................  $200,000    $  193,500
                                                                     ----------
TOTAL CORPORATE BONDS .................................               6,731,044
                                                                     ----------
                                                           NUMBER
                                                        OF SHARES
MONEY MARKET SHARES: 4.8%
  Pax World Money Market Fund .......................   389,250    $  389,250
                                                                     ----------
TOTAL INVESTMENTS: 101.7% .............................               8,180,235
  Cash, receivables and deferred costs less
    liabilities: (1.7%) ...............................                (138,125)
Net assets: 100% ......................................              $8,042,110
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                 Statement of Assets and Liabilities (Unaudited)
                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


ASSETS
Investments, at value - note A
  Preferred stocks and warrants (cost - $1,064,617) ..............    $1,059,941
  Bonds (amortized cost - $6,911,216) ............................     6,731,044
  Pax World Money Market Fund (cost - $389,250) ..................       389,250
                                                                      ----------
                                                                       8,180,235
Cash .............................................................       144,099

Receivables
  Dividends and interest .........................................       169,992
  Reimbursement of expenses from Adviser - note G ................         8,511
                                                                      ----------

    Total assets .................................................     8,502,837
                                                                      ----------

LIABILITIES
Payables
  Investment securities purchased ................................       424,142
  Dividend payable - note A ......................................        36,585
                                                                      ----------

    Total liabilities ............................................       460,727
                                                                      ----------
      Net assets (equivalent to $9.32 per share
        based on 862,496 shares of capital stock
        outstanding) - note E ....................................    $8,042,110
                                                                      ----------
      Net asset value, offering price and redemption
        price per share ($8,042,110 / 862,496 shares
        outstanding) .............................................         $9.32
                                                                      ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                             Statement of Operations (Unaudited)
                                                  Six Months Ended June 30, 2000


P A X W O R L D High Yield Fund, Inc.


Investment income
  Income - note A
    Dividends
      Pax World Money Market Fund ................    $     10,745
      Other investments ..........................          61,403    $  72,148
                                                      ------------
    Interest .....................................                      208,255
                                                                      ---------
                                                                        280,403
    Other income .................................                          688
                                                                      ---------

      Total income ...............................                      281,091

  Expenses
    Investment advisory fee - note B .............          21,680
    Distribution expenses - note D ...............          56,846
    Printing and mailing .........................          36,318
    Legal fees and related expenses - note B .....          23,146
    Custodian fees - note F ......................          18,966
    Audit fees ...................................          10,001
    Directors' fees and expenses - note B ........           9,217
    Transfer agent fee ...........................           6,026
    Other ........................................             806
    Registration fees ............................             772
    State taxes ..................................             200
                                                      ------------

      Total expenses .............................         183,978

      Less:  Fees paid indirectly - note F .......          (2,043)
             Expenses assumed by Adviser -
             notes B and G .......................        (158,352)
                                                      ------------
             Net expenses ........................                       23,583
                                                                      ---------

      Investment income - net ....................                      257,508
                                                                      ---------

Realized and unrealized (loss)
  on investments - note C
  Net realized (loss) on investments .............                      (25,414)
  Change in unrealized (depreciation) of
    investments for the period ...................                     (179,369)
                                                                      ---------

    Net (loss) on investments ....................                     (204,783)
                                                                      ---------

    Net increase in net assets resulting from
      operations .................................                    $  52,725
                                                                      ---------

SEE NOTES TO FINANCIAL STATEMENTS

                                              Statement of Changes in Net Assets
                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


                                                                     Period
                                                                  June 15, 1999
                                                                   (the date of
                                                     Six Months   incorporation)
                                                       Ended            to
                                                      June 30,     December 31,
                                                        2000           1999
                                                    ------------    ------------
                                                     (Unaudited)
Increase in net assets
  Operations
    Investment income - net ......................  $    257,508    $    22,597
    Net realized (loss) on investments ...........       (25,414)          (119)
    Change in unrealized (depreciation)
      of investments .............................      (179,369)        (5,479)
                                                    ------------    -----------
      Net increase in net assets resulting
        from operations ..........................        52,725         16,999
  Distributions to shareholders from
      investment income - net - note A ...........      (257,508)       (22,597)
  Capital share transactions - note E ............     5,333,251      2,919,240
                                                    ------------    -----------
      Net increase in net assets .................     5,128,468      2,913,642
Net assets
  Beginning of period ............................     2,913,642             --
                                                    ------------    -----------
  End of period ..................................  $  8,042,110    $ 2,913,642
                                                    ------------    -----------

SEE NOTES TO FINANCIAL STATEMENTS

                                       Notes to Financial Statements (Unaudited)
                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Pax World High Yield Fund, Inc. ("Fund"), incorporated in Delaware on June 15, 1999, is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on August 25, 1999 with the issuance of 10,000 shares of capital stock to Pax World Management Corp., the Fund's Adviser ("Adviser"). Investment operations commenced October 13, 1999.

All organization costs were borne by the Adviser.

The Fund's policy is to invest in securities of companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. Its primary investment objective is to seek high current income. The Fund will, however, also seek capital appreciation as a secondary objective to the extent that it is consistent with the Fund's primary objective. It seeks to achieve this objective by investing primarily in high yield, fixed income securities rated BBB or lower by Standard & Poor's Ratings Group or Moody's Investors Service and other fixed income securities either similarly rated by another major rating service or unrated securities which are, in the opinion of the Adviser, of comparable quality.

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Valuations for bonds are obtained from independent pricing services or broker-dealers, which may or may not be managing underwriters. Shares in money market funds are valued at $1 per share.

INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses are determined on the identified cost basis, which is also used for Federal income tax purposes.

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


INVESTMENT INCOME

Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis and includes accretion of discount and amortization of premiums.

The Fund amortizes purchase price premium and accretes discount on bonds over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date. Net discount accretion for the six months ended June 30, 2000 and the period October 13, 1999 (the date investment operations commenced) to December 31, 1999 was $45,844 and $3,883, respectively.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. The Fund has not experienced any such losses. There were no repurchase agreements outstanding at June 30, 2000.

FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.
Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions of investment income are accrued daily (based upon each day's investment income, net) and are paid monthly on the first business day of the month subsequent to the month of accrual. Shareholders who redeem shares during a month receive the dividend accrued to the date of redemption.

Distributions of net realized gain on investments, if any, are recorded on the ex-dividend date. There were no capital gain distributions during the six months ended June 30, 2000 and the

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


period June 15, 1999 (the date of incorporation) to December 31, 1999 since there was a net realized (loss) on investments for the periods.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the annual investment advisory fee will be 1% of its average daily net assets on the first $25,000,000 and 3/4% of its average daily net assets in excess of that amount. The Adviser has agreed to waive the portion of the advisory fee necessary to offset the amount of the advisory fee payable by Pax World Money Market Fund, Inc. to the Adviser with respect to any assets of the Fund which are invested in the Pax World Money Market Fund, Inc.

Two officers, who are also directors of the Fund, are also officers and directors of the Adviser. An officer of the Fund, who is not a director of the Fund, is an officer and director of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser.

The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


incurred in connection with portfolio transactions) which are in excess of 1.5% of the average daily net asset value of the Fund per annum. The Adviser has agreed to reduce this percentage to .85% for fiscal year 2000. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants;
(v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser was required to supply and assume a total of $157,580 and $23,310 for such services for the six months ended June 30, 2000 and the period June 15, 1999 (the date of incorporation) to December 31, 1999. Additionally, the Adviser assumed, on a voluntary basis, expenses of $772 and $10 for the six months ended June 30, 2000 and the period June 15, 1999 (the date of incorporation) to December 31, 1999. Reference is made to note G.

During the six months ended June 30, 2000, the Fund incurred legal fees and related expenses of $23,146 with Bresler, Goodman & Unterman, LLP, general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.

All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in a brokerage firm which the Fund utilizes to execute security transactions. Brokerage commissions paid to this firm during the six months ended June 30, 2000 and the period October 13, 1999 (the date investment operations commenced) to December 31, 1999 totaled $1,331 and $1,044, respectively (5.7% and 11.1% of total commissions for the respective periods).

The Fund is permitted to invest in the Pax World Money Market Fund, Inc. which is also managed by the Adviser.

At June 30, 2000, the Adviser owned 425,551 shares of the Fund's capital stock, 49.3% of the shares outstanding on that date.

NOTE C - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of investments, excluding short-term investments, aggregated $7,038,411 and $1,894,180, respectively, for the six months ended June 30, 2000. There were no U.S. Government agency bonds purchased or sold during the period.

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized gain for the six months ended June 30, 2000 would have been approximately the same.

For Federal income tax purposes, the identified cost of investments owned at June 30, 2000 was $8,365,083. Gross unrealized appreciation and depreciation of investments aggregated $176,744 and $361,592, respectively, at June 30, 2000, resulting in net unrealized (depreciation) of $(184,848).

NOTE D - DISTRIBUTION EXPENSES

The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


NOTE E - CAPITAL AND RELATED TRANSACTIONS

Transactions in capital stock were as follows:

                                                                  Period
                                                             August 25, 1999
                                      Six Months          (the date operations
                                         Ended                commenced) to
                                     June 30, 2000          December 31, 1999
                                 ---------------------    ---------------------
                                      (Unaudited)
                                 Shares       Dollars     Shares       Dollars
                                 -------    ----------    -------    ----------
Shares sold ..................   557,995    $5,303,470    301,192    $2,918,506

Shares issued in
  reinvestment of
  distributions ..............     9,390        87,680         92           890
                                 -------    ----------    -------    ----------
                                 567,385     5,391,150    301,284     2,919,396

Shares redeemed ..............    (6,157)      (57,899)       (16)         (156)
                                 -------    ----------    -------    ----------

Net increase .................   561,228    $5,333,251    301,268    $2,919,240
                                 -------    ----------    -------    ----------

The components of net assets at June 30, 2000(unaudited), are as follows:

  Paid-in capital (25,000,000 shares of $1 par value
    authorized) ..............................................   $    8,252,491
  Undistributed capital (loss) ...............................          (25,533)
  Net unrealized (depreciation) of investments ...............         (184,848)
                                                                 --------------
    Net assets ...............................................   $    8,042,110
                                                                 --------------

NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.

                                                                   June 30, 2000


P A X W O R L D High Yield Fund, Inc.


NOTE G - EXPENSES ASSUMED BY ADVISER

The Adviser has assumed certain expenses incurred by the Fund, some in accordance with the Advisory Agreement (note B) and others on a voluntary basis, as follows:

Expenses assumed by the Adviser in accordance
  with the Advisory Agreement .....................................     $157,580

Expenses assumed by the Adviser on a voluntary
  basis - registration fees .......................................          772
                                                                        --------

Total expenses assumed by Adviser .................................     $158,352
                                                                        --------

The ratio of net expenses (after subtracting the expenses assumed by the Adviser in accordance with the Advisory Agreement) to average net assets was .85% for the six months ended June 30, 2000. (The ratio of total expenses to average net assets which is required disclosure in the financial highlights is based upon total expenses for the period after subtracting the expenses assumed by the Adviser but before the reduction of custodian fees for the income earned pursuant to an expense offset arrangement. This ratio is .91% for the six months ended of June 30, 2000.)

Reference is made to note B.